Financial instruments (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Line Items]
Effect on profit or loss for the period Derivative instruments	$ (13,288)
Hedging reserve in equity before tax	30,526
Debt [Member] | Cross currency swap contracts [Member]
Financial instruments [Line Items]
Hedging assets	12,870	$ 37,276
Hedging liabilities	81,854	40,210
Effect on profit or loss for the period Derivative instruments	(22,455)	(9,167)
Hedging reserve in equity before tax	(46,529)	(6,233)
Debt [Member] | Cross currency swap contracts [Member] | Short Term [Member]
Financial instruments [Line Items]
Hedging assets	12,625	0
Hedging liabilities	8,954	26,699
Debt [Member] | Cross currency swap contracts [Member] | Long Term [Member]
Financial instruments [Line Items]
Hedging assets	245	37,276
Hedging liabilities	72,900	13,511
Investment [Member]
Financial instruments [Line Items]
Hedging assets	14,124	39,886
Hedging liabilities	83,526	45,603
Effect on profit or loss for the period Derivative instruments	(17,761)	(18,216)
Hedging reserve in equity before tax	(46,529)	6,233
Investment [Member] | Forward contract [member]
Financial instruments [Line Items]
Hedging assets	1,254	2,610
Hedging liabilities	1,672	5,393
Effect on profit or loss for the period Derivative instruments	4,694	(9,049)
Hedging reserve in equity before tax	0	0
Investment [Member] | Forward contract [member] | Short Term [Member]
Financial instruments [Line Items]
Hedging assets	1,254	2,610
Hedging liabilities	$ 1,672	$ 5,393